INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	CAD (1,080)	CAD (937)
Recognized in Earnings	(94)	(139)
Recognized in Other Comprehensive Income	(1)	2
Acquisition	(1,203)	(5)
Equity	(3)	2
Other	5	(3)
Deferred income tax liability (asset), ending balance	(2,376)	(1,080)
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	20	5
Recognized in Earnings	(9)	15
Recognized in Other Comprehensive Income
Acquisition
Equity
Other
Deferred income tax liability (asset), ending balance	11	20
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	8	1
Recognized in Earnings		5
Recognized in Other Comprehensive Income	(1)	2
Acquisition
Equity
Other
Deferred income tax liability (asset), ending balance	7	8
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	12	9
Recognized in Earnings	9	3
Recognized in Other Comprehensive Income
Acquisition
Equity
Other
Deferred income tax liability (asset), ending balance	21	12
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	133	124
Recognized in Earnings	12	9
Recognized in Other Comprehensive Income
Acquisition	8
Equity
Other
Deferred income tax liability (asset), ending balance	153	133
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	90	63
Recognized in Earnings	(57)	27
Recognized in Other Comprehensive Income
Acquisition	137
Equity
Other	10
Deferred income tax liability (asset), ending balance	180	90
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	41	7
Recognized in Earnings	12	35
Recognized in Other Comprehensive Income
Acquisition	11
Equity	(3)	2
Other	(5)	(3)
Deferred income tax liability (asset), ending balance	56	41
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(1,193)	(929)
Recognized in Earnings	(243)	(259)
Recognized in Other Comprehensive Income
Acquisition	75	(5)
Equity
Other
Deferred income tax liability (asset), ending balance	(1,361)	(1,193)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(150)	(170)
Recognized in Earnings	(6)	20
Recognized in Other Comprehensive Income
Acquisition	(42)
Equity
Other
Deferred income tax liability (asset), ending balance	(198)	(150)
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(6)	12
Recognized in Earnings	190	(18)
Recognized in Other Comprehensive Income
Acquisition	(1,357)
Equity
Other
Deferred income tax liability (asset), ending balance	(1,173)	(6)
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(25)	(49)
Recognized in Earnings	4	24
Recognized in Other Comprehensive Income
Acquisition	(35)
Equity
Other
Deferred income tax liability (asset), ending balance	(56)	(25)
Other taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(10)	(10)
Recognized in Earnings	(6)
Recognized in Other Comprehensive Income
Acquisition
Equity
Other
Deferred income tax liability (asset), ending balance	CAD (16)	CAD (10)